DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	3 Months Ended
Mar. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
Dole had the following derivative instruments outstanding as of March 31, 2024:

Aggregate Notional Amount
Foreign currency forward contracts by currency:
United States dollar	$55.6 million
Euro	€283.5 million
British pound sterling	£6.7 million
Swedish krona	SEK 58.7 million
Canadian dollar	C$16.0 million
Chilean peso	CLP$17.8 billion
Interest rate swap contracts	$700.0 million

Schedule of Derivative Instruments in the Balance Sheet at Fair Value	The following table presents the balance sheet location and fair value of the derivative instruments by type:

	Fair Value Measurements as of March 31, 2024
	Other Receivables, net	Other Assets	Accrued Liabilities

Foreign currency forward contracts:	(U.S. Dollars in thousands)
Cash flow hedges	$2,803	$—	$(1,654)
Non-designated cash flow hedges	193	—	(84)
Fair value hedges	605	—	(236)
Interest rate swap contracts	4,831	32,021	—
	$8,432	$32,021	$(1,974)

	Fair Value Measurements as of December 31, 2023
	Other Receivables, net	Other Assets	Accrued Liabilities

Foreign currency forward contracts:	(U.S. Dollars in thousands)
Cash flow hedges	$1,141	$—	$(5,543)
Non-designated cash flow hedges	140	—	(346)
Fair value hedges	607	—	(986)
Interest rate swap contracts	7,305	29,868	—
Bunker fuel hedges	—	—	(129)
	$9,193	$29,868	$(7,004)

Schedule of Realized and Unrealized Derivative Gains (Losses)
The following tables represent all of Dole’s realized and unrealized derivative gains (losses) and respective location in the financial statements for the three months ended March 31, 2024 and March 31, 2023:

	Three Months Ended March 31, 2024			Three Months Ended March 31, 2023
	Net gains (losses) deferred in Accumulated Other Comprehensive Loss	Cost of Sales	Other Income, net	Net (losses) deferred in Accumulated Other Comprehensive Loss	Cost of Sales	Other Income, net

Realized net (losses) gains:	(U.S. Dollars in thousands)
Cash flow hedges	$—	$(701)	$—	$—	$(1,915)	$—
Non-designated cash flow hedges	—	(199)	—	—	177	—
Fair value hedges		—	139	—	—	(22)
Bunker fuel hedges	—	—	—	—	(265)	—
Total net realized (losses) gains	$—	$(900)	$139	$—	$(2,003)	$(22)
Unrealized net gains (losses):
Cash flow hedges	$5,519	$—	$—	$(2,997)	$—	$—
Non-designated cash flow hedges	—	117	—	—	(528)	6
Fair value hedges	—	—	947	—	—	510
Bunker fuel hedges	—	—	—	—	1,791	—
Interest rate swap contracts	(320)	—	—	(10,220)	—	—
Total net unrealized gains (losses)	$5,199	$117	$947	$(13,217)	$1,263	$516